Schedule of contractual maturities of lease liabilities (Details) - INR (₨)	Mar. 31, 2022	Mar. 31, 2021
IfrsStatementLineItems [Line Items]
Total	₨ 398,659	₨ 783,070
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Total	74,457	141,788
Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Total	239,584	403,298
Later than five years [member]
IfrsStatementLineItems [Line Items]
Total	₨ 84,618	₨ 237,984